Share-Based Compensation - Summary of Binomial Option-Pricing Model To Determine The Fair Value Of The Share Option As Of The Grant Date (Detail) - $ / shares			4 Months Ended	9 Months Ended
	Aug. 25, 2020	Jan. 29, 2020	May 31, 2020	May 31, 2021
Kooleam post ipo share option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price		$ 3.49	$ 1.56
Exercise price		$ 3.26
Expected volatility		52.00%
Expected life		10 years
Risk-free rate		1.44%
Expected dividend yield		0.00%
Koolean post ipo share option two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price	$ 4.52			$ 2.14
Exercise price	$ 4.39
Expected volatility	49.50%
Expected life	10 years
Risk-free rate	0.44%
Expected dividend yield	0.00%